Concentration of Revenues and Cost of Revenue - Schedule of Concentration of Major Customers and Suppliers (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 12,873,417	$ 14,370,553	$ 34,217,896	$ 105,392,369	$ 58,052,525
Concentration risk percentage	55.52%	36.50%	39.26%	75.27%	59.66%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.24%		45.42%	54.22%	74.69%
Accounts receivable	$ 2,755,448		$ 5,865,781	$ 10,924,906	$ 8,300,450
Customer Concentration Risk [Member] | Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 12,873,417	$ 14,370,553	$ 34,217,896	$ 105,392,369	$ 58,052,525
Concentration risk percentage	55.52%	36.50%	39.26%	75.27%	59.66%
Customer Concentration Risk [Member] | Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.24%		45.42%	54.22%	74.69%
Accounts receivable	$ 2,755,448		$ 5,865,781	$ 10,924,906	$ 8,300,450
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.76%	10.31%	11.00%	13.83%	13.59%
Cost of revenue	$ 2,931,950	$ 3,931,179	$ 9,201,146	$ 17,607,050	$ 12,092,238
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.09%	13.46%	16.39%
Accounts payable			$ 2,084,994	$ 2,509,747	$ 1,950,655
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.23%	14.69%	5.29%	13.01%	9.36%
Cost of revenue	$ 4,418,879	$ 5,600,907	$ 4,428,406	$ 16,554,141	$ 8,326,759
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			2.91%	5.46%	5.79%
Accounts payable			$ 335,049	$ 1,017,198	$ 688,996
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			8.48%	4.70%	10.87%
Cost of revenue			$ 7,088,940	$ 5,986,829	$ 9,677,661
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			7.47%	4.44%	6.64%
Accounts payable			$ 861,039	$ 827,832	$ 790,697
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			15.03%	6.83%	4.74%
Cost of revenue			$ 12,574,008	$ 8,695,475	$ 4,217,513
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.03%	6.23%	5.75%
Accounts payable			$ 1,156,233	$ 1,161,664	$ 684,115
Supplier Concentration Risk [Member] | Supplier [Member] | Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	31.99%	25.00%	39.80%	38.37%	38.56%
Cost of revenue	$ 7,350,829	$ 9,532,086	$ 33,292,500	$ 48,843,495	$ 34,314,171
Supplier Concentration Risk [Member] | Supplier [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage			38.50%	29.59%	34.57%
Accounts payable			$ 4,437,315	$ 5,516,441	$ 4,114,463